Note 13 - Income Taxes (Details) - Deferred Tax Assets (Liabilities) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 1,904,000	$ 2,054,000
Allowance for impairment of other real estate owned	41,000	80,000
Net operating loss (NOL) carryforward	1,895,000	3,202,000
Unrealized loss on investment securities	640,000	1,146,000
Deferred revenue	107,000	273,000
Deferred compensation	697,000	611,000
Depreciation	162,000	72,000
Other	523,000	364,000
Total deferred tax assets	5,969,000	7,802,000
Deferred tax liabilities:
Prepaid expenses	90,000	81,000
Total deferred tax liabilities	90,000	81,000
Net deferred tax asset	5,879,000	7,721,000
Valuation allowance	(243,000)	(205,000)	(6,400,000)
Total net deferred tax asset	$ 5,636,000	$ 7,516,000